Finance Receivables and Loans, Net (Commercial Concentration Risk) (Detail)	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Commercial Concentration Risk	100.00%	100.00%
TEXAS
Concentration Risk [Line Items]
Commercial Concentration Risk	13.20%	13.00%
FLORIDA
Concentration Risk [Line Items]
Commercial Concentration Risk	12.60%	11.70%
MICHIGAN
Concentration Risk [Line Items]
Commercial Concentration Risk	11.60%	12.60%
CALIFORNIA
Concentration Risk [Line Items]
Commercial Concentration Risk	9.20%	9.30%
NEW YORK
Concentration Risk [Line Items]
Commercial Concentration Risk	4.50%	4.90%
NORTH CAROLINA
Concentration Risk [Line Items]
Commercial Concentration Risk	4.10%	3.90%
VIRGINIA
Concentration Risk [Line Items]
Commercial Concentration Risk	3.80%	3.90%
PENNSYLVANIA
Concentration Risk [Line Items]
Commercial Concentration Risk	3.30%	3.30%
GEORGIA
Concentration Risk [Line Items]
Commercial Concentration Risk	3.10%	3.00%
ILLINOIS
Concentration Risk [Line Items]
Commercial Concentration Risk	2.50%	1.80%
Other United States [Member]
Concentration Risk [Line Items]
Commercial Concentration Risk	32.10%	32.60%